UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934
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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐ Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ________________ to ________________ .
☐ Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________________.
☒ Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period from January 1, 2014 to December 31, 2014.

Date of Report (Date of earliest event reported): February 4, 2015
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College Loan Corporation
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Commission File Number of Securitizer: 025-00802
Central Index Key Number of Securitizer: 0001215751

John Falb (702) 777-8480
Name and telephone number, including area code, of the person to contact in connection with this filing.
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

College Loan Corporation (Securitizer)

Date: February 4, 2015

/s/ John Falb	(Signature)
John Falb
Chief Executive Officer